Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
MP63 Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%	10.43%	8.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	16.85%	12.96%
I Shares Russell 1000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.67%	12.22%	8.76%